Schedule of Equipment (Details) - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Equipment, at cost	$ 68,832	$ 70,437	$ 846,885
Accumulated depreciation and finance lease amortization	(30,308)	(26,512)	(119,943)
Equipment, net	38,524	43,925	726,942
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment, at cost	36,612	35,911	258,049
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Equipment, at cost	$ 32,220	34,526	249,070
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Equipment, at cost			221,787
Finance Lease Asset [Member]
Property, Plant and Equipment [Line Items]
Equipment, at cost			$ 117,979